Fair value measurement - Disclosure of reconciliation of changes in items measured at fair value Level 3 (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	€ 202,128
Assets, ending	207,607	€ 202,128
Level 3 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	117	259
Change in scope of consolidation	0	0
Gains/(Losses) recognized in Consolidated Income Statement	0	0
Gains/(Losses) recognized in Other comprehensive income	0	0
Issues/Settlements	(117)	(142)
Purchases/Sales	0	0
Transfers from Level 3		0
Assets, ending	0	117
Level 3 | Financial securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	1,165	254
Change in scope of consolidation	(7)	(28)
Gains/(Losses) recognized in Consolidated Income Statement	(34)	1
Gains/(Losses) recognized in Other comprehensive income	(26)	(151)
Issues/Settlements	0	0
Purchases/Sales	(176)	1,089
Transfers from Level 3		0
Assets, ending	922	1,165
Level 3 | Derivative financial liabilities | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets (liabilities), beginning	(40)	(48)
Change in scope of consolidation	0	0
Gains/(Losses) recognized in Consolidated Income Statement	0	0
Gains/(Losses) recognized in Other comprehensive income	39	8
Issues/Settlements	0	0
Purchases/Sales	0	0
Transfers from Level 3		0
Assets (liabilities), ending	(1)	(40)
Level 3 | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	0	1
Change in scope of consolidation	0	0
Gains/(Losses) recognized in Consolidated Income Statement	0	0
Gains/(Losses) recognized in Other comprehensive income	0	0
Issues/Settlements	0	0
Purchases/Sales	0	0
Transfers from Level 3		(1)
Assets, ending	0	0
Level 3 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	76	89
Change in scope of consolidation	0	0
Gains/(Losses) recognized in Consolidated Income Statement	(10)	(13)
Gains/(Losses) recognized in Other comprehensive income	0	0
Issues/Settlements	0	0
Purchases/Sales	0	0
Transfers from Level 3		0
Assets, ending	€ 66	€ 76